INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Statutory U.S. federal tax rate	21.00%	21.00%
Change in valuation allowance (%)	(4.20%)	(115.60%)
Net operating loss carryforward expiration	13.40%	71.50%
State income taxes (%)	(1.50%)	12.80%
Expired stock-based compensation	1.00%	3.10%
Forgiveness of PPP loan	(29.90%)	0.00%
Other permanent non-deductible items	0.20%	7.20%
Effective income tax rate	0.00%	0.00%